January 26, 2007






U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549





RE: VANGUARD MALVERN FUNDS (THE TRUST)
    FILE NO. 33-23444
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Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497 (j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.



Sincerely,


Natalie Bej
Associate Counsel
The Vanguard Group, Inc.